Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive:

Anti-dilutive common share equivalents	March 31, 2021	March 31, 2020
Stock options	2,866	2,159
Restricted Stock Units	2,561	—
Warrants	13,250	—
Total anti-dilutive common share equivalents	18,677	2,159

	December 31,
Anti-dilutive common share equivalents:	2020	2019
Series A Preferred Stock	2,770,165	2,770,165
Series A-1 Preferred Stock	392,276	392,276
Series B Preferred Stock	2,631,972	1,483,491
Series C Preferred Stock	5,130,658	—
Restricted stock units	1,183,500	—
Stock options	1,384,984	1,004,000
Total anti-dilutive common share equivalents	13,493,555	5,649,932

Schedule of Earnings Per Share, Basic and Diluted

	Period Ended March 31,
	2021	2020
Numerator:
Net loss	$(28,515)	$(818)
Denominator:
Weighted-average common shares outstanding, basic and diluted	80,729	32,858
Net loss per common share, basic and diluted	$(0.35)	$(0.02)

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,447,705)	$(2,746,021)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$(1.80)	$(0.29)